Schedule of Fair Value of Warrants (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Mineral properties	$ 0	$ 0
Canadian dollar common share purchase warrants	0	10,863
Fair Value, Inputs, Level 1 [Member]
Canadian dollar common share purchase warrants	0	0
Fair Value, Inputs, Level 2 [Member]
Canadian dollar common share purchase warrants	0	10,863
Fair Value, Inputs, Level 3 [Member]
Canadian dollar common share purchase warrants	$ 0	$ 0